UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400

Boston, MA 02210
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman

470 Atlantic Avenue, Suite 400

Boston, MA 02210
(Name and address of agent for service)

800-287-9469

Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period: December 31, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report

December 31, 2014

EntrepreneurShares Series Trust

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

EntrepreneurShares Series Trust

February 20, 2015

Dear Shareholders:

As we complete our forth complete calendar year, we would like to extend our appreciation for your continuing support for investing in our vision. Our treatise on investments rests upon a conviction that entrepreneurial managers, as defined by our 15 attributes, will outperform non-entrepreneurs over an extended period of time. We diversify our holdings with investments in global capital markets (U.S., International and Emerging markets) that include different market capitalizations (Small-Cap, Mid-Cap and Large-Cap), both value stocks and growth stocks, high dividend yield stocks, and impact stocks. Our Funds invest in all major industry sectors.

In our Semi-Annual Report, we reflect upon our past performance and look ahead to the future. Given the slight volatility in financial markets during 2014, we see reason for both optimism and concern.

Calendar year 2014 was a positive year for investors. Most of the major stock indices performed well, as did our Entrepreneur U.S. All Cap Fund. Overall equity returns were positive for all of our entrepreneurial sub categories within the Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund, though varied by sector, geographic region, market cap size, and growth orientation. The EntrepreneurShares Global Fund ended slightly negative for 2014 due to weak emerging market entrepreneur performance. Large market cap, mid-cap, and all cap domestic firms were among our strongest performers, and emerging market and international companies were among our weakest.

We are optimistic that global equity markets will continue to remain positive in the first quarter of 2015 across most sectors and investment categories. However, we remain concerned about a number of issues. First, valuation levels are still near 5-year highs and have made security selection more challenging. Second, growth and infrastructure issues persist throughout many of the emerging markets.

Historically, over long periods of time, our funds tend to move in the same direction as the markets, with stronger performance in key sub-categories in positive months. Our enthusiasm and trepidation for future Fund performance rests with the direction of the overall market.

At the time of this writing (February 2015), we are experiencing equity appreciation. However, should the financial markets decline, our Funds will likely follow this pattern.

We believe that global equities continue to be priced at attractive levels, and we believe we are positioned for a strong first quarter in 2015. In particular, we believe that the energy and insurance industries may offer strong potential for investors.

As an overall commentary, we continue to be confident that savvy entrepreneurial managers will find ways to make their businesses grow in good conditions and survive in difficult ones. Entrepreneurs have economic incentive to help grow their profits and generate stock appreciation for themselves and their shareholders. This policy has held true in prior years and may remain true in the months and years ahead.

We look forward to sharing more updates with you in the future. Thank you again for your support.

Joel Shulman Ph.D., CFA

Chief Investment Officer

EntrepreneurShares, LLC

Investors should consider carefully the investment objectives, risks, charges and expenses before investing. For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares, call 1-877-271-8811. Please read the full prospectus carefully before investing. Distributed by Rafferty Capital Markets, LLC.

The EntrepreneurShares Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. The Entrepreneur U.S. All Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility. The Entrepreneur U.S. Large Cap Fund is exposed to common stock risk. Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions. Additional risks are detailed in the prospectus.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The Russell 2000 Total Return Is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The S&P 500 Index is a diverse index that includes 500 American companies that represent over 70% of the total market capitalization of the U.S. stock market.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

1

EntrepreneurShares Series Trust

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS

Percentages are stated as a percentage of total investments

December 31, 2014 (Unaudited)

EntrepreneurShares Global Fund

Entrepreneur U.S. All Cap Fund

2

EntrepreneurShares Series Trust

SECTOR ALLOCATION OF PORTFOLIO INVESTMENTS (Continued)

Percentages are stated as a percentage of total investments

December 31, 2014 (Unaudited)

Entrepreneur U.S. Large Cap Fund

3

EntrepreneurShares Series Trust

EXPENSE EXAMPLE

December 31, 2014 (Unaudited)

As a shareholder of the EntrepreneurShares Global Fund, the Entrepreneur U.S. All Cap Fund or the Entrepreneur U.S. Large Cap Fund (the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days; and (2) ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other expenses for the Funds, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six-month period from July 1, 2014 to December 31, 2014 for the Funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. However, the tables do not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. To the extent that the Funds invest in other investment companies as part of their investment strategies, you will indirectly bear your proportional share of any fees and expenses charged by the underlying funds in which the Funds invest in, in addition to expenses of the Funds. These expenses are not included in the following example. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

4

EntrepreneurShares Series Trust

EXPENSE EXAMPLE (Continued)

December 31, 2014 (Unaudited)

EntrepreneurShares Global Fund – Institutional Class

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 – December 31, 2014
Actual	$1,000.00	$980.60	$8.49
Hypothetical (5% annual return before expenses)	1,000.00	1,016.64	8.64

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half-year period.

Entrepreneur U.S. All Cap Fund – Institutional Class

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 – December 31, 2014
Actual	$1,000.00	$1,016.40	$4.32
Hypothetical (5% annual return before expenses)	1,000.00	1,020.92	4.33

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 0.85%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half-year period.

Entrepreneur U.S. Large Cap Fund – Institutional Class

	Beginning Account Value July 1, 2014	Ending Account Value December 31, 2014	Expenses Paid During Period* July 1, 2014 – December 31, 2014
Actual	$1,000.00	$1,040.60	$3.86
Hypothetical (5% annual return before expenses)	1,000.00	1,021.42	3.82

* Expenses are equal to the Fund’s annualized expense ratio (including extraordinary expenses) of 0.75%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the half-year period.

5

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS

December 31, 2014 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 96.13%
	Accommodation - 0.26%
2,856	Extended Stay America, Inc.	$55,149
	Administrative and Support Services - 3.46%
667	Angie's List, Inc. (a)	4,155
410	EnerNOC, Inc. (a)	6,335
395	FireEye, Inc. (a)	12,474
4,100	Flight Centre Travel Group Ltd. (b)	109,187
484	Liquidity Services, Inc. (a)	3,954
69	The Priceline Group, Inc. (a)	78,675
27,000	Seek Ltd. (b)	380,679
55,000	The Warehouse Group Ltd. (b)	133,856
		729,315

	Ambulatory Health Care Services - 0.10%
254	Bio-Reference Labs, Inc. (a)	8,161
382	LHC Group, Inc. (a)	11,911
		20,072

	Amusement, Gambling, and Recreation Industries - 0.77%
2,059	Las Vegas Sands Corp.	119,751
288	Wynn Resorts Ltd.	42,843
		162,594

	Apparel Manufacturing - 1.16%
1,000	Lululemon Athletica, Inc. (a)	55,790
420	Perry Ellis International, Inc. (a)	10,891
2,512	Under Armour, Inc. - Class A (a)	170,565
215	Zumiez, Inc. (a)	8,305
		245,551

	Broadcasting (except Internet) - 0.04%
1,365	Entravision Communications Corp. - Class A	8,845
	Building Material and Garden Equipment and Supplies Dealers - 0.71%
2,250	Lumber Liquidators Holdings, Inc. (a)	149,198
	Chemical Manufacturing - 8.34%
165	Abaxis, Inc.	9,377
181	Agios Pharmaceuticals, Inc. (a)	20,279
858	Alexion Pharmaceuticals, Inc. (a)	158,756
2,865	Corcept Therapeutics, Inc. (a)	8,595
2,600	CTI BioPharma Corp. (a)	6,136
915	Dyax Corp. (a)	12,865
338	Emergent Biosolutions, Inc. (a)	9,204
667	GenMark Diagnostics, Inc. (a)	9,078
2,800	Hikma Pharmaceuticals plc (b)	86,365
2,077	Immunomedics, Inc. (a)	9,970
66,000	Indorama Ventures pcl (b)	40,523
308	Insys Therapeutics, Inc. (a)	12,985

The accompanying notes are an integral part of these financial statements.

6

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
181	Karyopharm Therapeutics, Inc. (a)	$6,775
218	KYTHERA Biopharmaceuticals, Inc. (a)	7,560
190	LSB Industries, Inc. (a)	5,974
574	Momenta Pharmaceuticals, Inc. (a)	6,911
9,043	Myriad Genetics, Inc. (a)	308,005
354	NewLink Genetics Corp. (a)	14,071
822	POZEN, Inc. (a)	6,576
191	Receptos, Inc. (a)	23,399
593	Regeneron Pharmaceuticals, Inc. (a)	243,278
338	Sagent Pharmaceuticals, Inc. (a)	8,487
3,681	Seattle Genetics, Inc. (a)	118,270
484	Stemline Therapeutics, Inc. (a)	8,257
804	Supernus Pharmaceuticals, Inc. (a)	6,673
1,812	Synta Pharmaceuticals Corp. (a)	4,802
273	TESARO, Inc. (a)	10,153
2,402	United Therapeutics Corp. (a)	311,035
2,538	USANA Health Sciences, Inc. (a)(b)	260,373
795	Verastem, Inc. (a)	7,266
739	Xencor, Inc. (a)	11,854
1,674	XOMA Corp. (a)	6,010
		1,759,862

	Clothing and Clothing Accessories Stores - 2.58%
800	LVMH Moet Hennessy Louis Vuitton SA (b)	128,024
15,000	SuperGroup plc (a)(b)	208,074
5,896	Urban Outfitters, Inc. (a)	207,126
		543,224

	Computer and Electronic Product Manufacturing - 9.13%
401	Advanced Energy Industries, Inc. (a)	9,504
874	Ambarella, Inc. (a)(b)	44,329
9,000	Axis Communications AB (b)	230,439
406	Barracuda Networks, Inc. (a)	14,551
172	Cabot Microelectronics Corp. (a)(b)	8,139
71	CSR plc - ADR (b)	3,741
172	GoPro, Inc. - Class A (a)	10,874
2,975	IPG Photonics Corp. (a)	222,887
5,702	Ituran Location and Control Ltd. (b)	125,444
640	Ixia (a)	7,200
779	IXYS Corp.	9,815
2,295	Kopin Corp. (a)	8,308
822	MaxLinear, Inc. (a)	6,091
1,024	Micrel, Inc.	14,858
2,543	Microchip Technology, Inc.	114,715
5,000	Mindray Medical International Ltd. - ADR (b)	132,000
308	Natus Medical, Inc. (a)	11,100
2,000	Nidec Corp. (b)	131,090
328	Nimble Storage, Inc. (a)	9,020
960	NVIDIA Corp.	19,248
1,484	OmniVision Technologies, Inc. (a)	38,584
8,000	Parrot SA (a)(b)	205,903

The accompanying notes are an integral part of these financial statements.

7

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
392	PDF Solutions, Inc. (a)	$5,825
1,933	QUALCOMM, Inc. (b)	143,680
604	RealD, Inc. (a)	7,127
1,766	SanDisk Corp. (b)	173,033
1,001	Skullcandy, Inc. (a)	9,199
338	Super Micro Computer, Inc. (a)	11,789
308	Ultratech, Inc. (a)	5,717
6,553	Universal Display Corp. (a)	181,846
1,891	Violin Memory, Inc. (a)	9,058
		1,925,114

	Construction of Buildings - 1.23%
25,000	Africa Israel Investments Ltd. (a)(b)	22,869
16,000	Direcional Engenharia SA (b)	48,815
5,044	Meritage Homes Corp. (a)	181,533
291	William Lyon Homes - Class A (a)	5,899
		259,116

	Couriers and Messengers - 0.94%
1,139	FedEx Corp.	197,799
	Credit Intermediation and Related Activities - 2.26%
548	The Bancorp, Inc. (a)	5,968
2,943	Capital One Financial Corp.	242,945
519	Credit Acceptance Corp. (a)	70,797
384	Customers Bancorp, Inc. (a)	7,473
1,544	First Republic Bank	80,473
410	Green Dot Corp. - Class A (a)	8,401
3,634	NewStar Financial, Inc. (a)	46,515
301	LendingTree, Inc. (a)	14,550
		477,122

	Data Processing, Hosting and Related Services - 0.96%
248	ExlService Holdings, Inc. (a)	7,120
4,162	Rackspace Hosting, Inc. (a)	194,823
		201,943

	Educational Services - 0.05%
136	Capella Education Co.	10,467
	Electrical Equipment, Appliance, and Component Manufacturing - 0.23%
3,739	Alpha & Omega Semiconductor Ltd. (a)(b)	33,090
548	TASER International, Inc. (a)	14,511
		47,601

	Electronics and Appliance Stores - 0.14%
1,201	PC Connection, Inc.	29,485
	Fabricated Metal Product Manufacturing - 0.04%
886	PGT, Inc. (a)	8,532
	Food and Beverage Stores - 0.90%
3,782	Whole Foods Market, Inc.	190,688

The accompanying notes are an integral part of these financial statements.

8

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
	Food Manufacturing - 4.03%
548	Boulder Brands, Inc. (a)	$6,061
150,000	Charoen Pokphand Foods pcl (b)	124,240
200,000	Golden Agri-Resources Ltd. (b)	69,452
5,128	The Hain Celestial Group, Inc. (a)	298,911
1,813	J&J Snack Foods Corp.	197,200
10,000	MHP SA (b)	92,000
1,519	TherapeuticsMD, Inc. (a)	6,760
22,500	Wilmar International Ltd. (b)	55,033
		849,657

	Food Services and Drinking Places - 4.36%
392	The Chefs' Warehouse, Inc. (a)	9,032
1,237	Panera Bread Co. - Class A (a)	216,227
4,906	Papa John's International, Inc.	273,755
2,778	Starbucks Corp.	227,935
5,712	Texas Roadhouse, Inc.	192,837
		919,786

	General Merchandise Stores - 3.19%
1,350	Costco Wholesale Corp.	191,362
1,050	Dollarama, Inc. (b)	53,684
2,839	Dollar Tree, Inc. (a)	199,809
12,500	SM Investments Corp. (b)	227,743
		672,598

	Health and Personal Care Stores - 0.55%
77,000	China Shineway Pharmaceutical Group Ltd. (b)	116,970
	Hospitals - 0.03%
318	Foundation Medicine, Inc. (a)	7,066
	Insurance Carriers and Related Activities - 0.90%
3,238	Molina Healthcare, Inc. (a)	173,330
274	National Interstate Corp.	8,165
102	The Navigators Group, Inc. (a)	7,481
		188,976

	Internet Publishing and Broadcasting and Web Search Portals - 0.22%
22,200	QSC AG (b)	46,796
	Leather and Allied Product Manufacturing - 0.63%
1,389	NIKE, Inc. - Class B	133,552
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.03%
456	RPX Corp. (a)	6,284
	Machinery Manufacturing - 1.20%
665	3D Systems Corp. (a)	21,859
13,000	Fabrinet (a)(b)	230,620
		252,479

	Management of Companies and Enterprises - 0.02%

The accompanying notes are an integral part of these financial statements.

9

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
484	Tile Shop Holdings, Inc. (a)	$4,298
	Merchant Wholesalers, Nondurable Goods - 1.82%
76,000	Chow Sang Sang Holdings International Ltd. (b)	200,422
6,000	Inditex (b)	172,106
36,000	Ports Design Ltd. (a)(b)(c)	10,956
		383,484

	Mining - 0.44%
41,827	Fortescue Metals Group Ltd. (b)	93,564
	Mining (except Oil and Gas) - 2.28%
10,000	Antofagasta plc (b)	117,285
500,000	DMCI Holdings, Inc. (b)	175,488
5,264	Hi-Crush Partners LP	163,342
6,212	KAZ Minerals plc (a)(b)	24,960
		481,075

	Miscellaneous Manufacturing - 5.80%
1,350	BioMerieux (b)	140,062
2,500	Cochlear Ltd. (b)	158,586
3,750	Coloplast A/S - Class B (b)	316,235
848	CryoLife, Inc.	9,608
307	Exactech, Inc. (a)	7,236
8,367	Globus Medical, Inc. (a)	198,884
112	ICU Medical, Inc. (a)	9,173
12,000	Renishaw plc (b)	366,583
712	Rockwell Medical, Inc. (a)	7,319
363	Vascular Solutions, Inc. (a)	9,859
		1,223,545

	Miscellaneous Store Retailers - 0.03%
488	Titan Machinery, Inc. (a)	6,803
	Motion Picture and Sound Recording Industries - 0.65%
400	Netflix, Inc. (a)	136,644
	Motor Vehicle and Parts Dealers - 0.85%
6,641	Sonic Automotive, Inc. - Class A	179,573
	Nonmetallic Mineral Product Manufacturing - 0.03%
364	Globe Specialty Metals, Inc.	6,272
	Nonstore Retailers - 1.80%
2,860	eBay, Inc. (a)	160,503
1,650	MercadoLibre, Inc. (b)	210,655
362	Zulily, Inc. - Class A (a)	8,471
		379,629

	Oil and Gas Extraction - 0.74%
62	Clayton Williams Energy, Inc. (a)	3,955
1,118	Devon Energy Corp.	68,433
684	Evolution Petroleum Corp.	5,082
501	Northern Oil and Gas, Inc. (a)	2,831
10,312	W&T Offshore, Inc.	75,690
		155,991

The accompanying notes are an integral part of these financial statements.

10

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
	Other Information Services - 3.32%
1,953	Facebook, Inc. - Class A (a)	$152,373
148	Google, Inc. - Class A (a)	78,538
148	Google, Inc. - Class C (a)	77,907
2,947	IAC InterActive Corp.	179,148
649	Marchex, Inc. - Class B	2,979
3,678	VeriSign, Inc. (a)	209,646
		700,591

	Personal and Laundry Services - 1.36%
429	Carriage Services, Inc.	8,987
6,000	Natura Cosmeticos SA (b)	71,891
9,031	Service Corp. International	205,004
		285,882

	Plastics and Rubber Products Manufacturing - 0.05%
199	AEP Industries, Inc. (a)	11,572
	Primary Metal Manufacturing - 1.03%
25,000	Cia Siderurgica Nacional SA (b)	52,479
8,403	Steel Dynamics, Inc.	165,875
		218,354

	Professional, Scientific, and Technical Services - 10.25%
392	Actua Corp. (a)	7,240
437	Albany Molecular Research, Inc. (a)	7,114
1,096	Ameresco, Inc. - Class A (a)	7,672
493	Aratana Therapeutics, Inc. (a)	8,785
694	Black Diamond, Inc. (a)	6,073
2,920	Cerner Corp. (a)	188,807
364	ChannelAdvisor Corp. (a)	7,855
5,084	Cimpress NV (a)(b)	380,487
291	HealthStream, Inc. (a)	8,579
228	Insperity, Inc.	7,727
154	Intrexon Corp. (a)	4,240
5,000	JCDecaux SA (b)	172,826
676	The KEYW Holding Corp. (a)	7,017
271	Liberty Tax, Inc. (a)	9,686
1,336	Lionbridge Technologies, Inc. (a)	7,682
803	LivePerson, Inc. (a)	11,322
328	Mistras Group, Inc. (a)	6,012
3,833	NetScout Systems, Inc. (a)	140,058
1,267	Pacific Biosciences of California, Inc. (a)	9,933
5,088	PAREXEL International Corp. (a)	282,689
15,000	Park24 Co. Ltd. (b)	222,032
4,102	PRA Group, Inc. (a)	237,629
604	Resources Connection, Inc.	9,936
217	Splunk, Inc. (a)	12,792
485	Synchronoss Technologies, Inc. (a)	20,302
4,778	Syntel, Inc. (a)	214,914
2,000	Teleperformance (b)	136,567
704	VASCO Data Security International, Inc. (a)	19,860

The accompanying notes are an integral part of these financial statements.

11

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
144	Virtusa Corp. (a)	$6,000
		2,161,836

	Publishing Industries (except Internet) - 2.78%
214	Ellie Mae, Inc. (a)	8,628
1,024	Jive Software, Inc. (a)	6,175
704	Marin Software, Inc. (a)	5,956
1,737	Martha Stewart Living Omnimedia, Inc. - Class A (a)	7,486
683	Model N, Inc. (a)	7,253
3,882	Oracle Corp.	174,573
54	Palo Alto Networks, Inc. (a)	6,619
4,332	Pegasystems, Inc.	89,976
221	Tableau Software, Inc. - Class A (a)	18,732
538	Tangoe, Inc. (a)	7,010
6,468	Twenty-First Century Fox, Inc. - Class A	248,404
182	Veeva Systems, Inc. - Class A (a)	4,807
		585,619

	Real Estate - 1.25%
50,000	Hopewell Holdings Ltd. (b)	182,793
26,000	MRV Engenharia e Participacoes SA (b)	73,358
464	TRI Pointe Homes, Inc. (a)	7,076
		263,227

	Rental and Leasing Services - 1.14%
6,780	Air Lease Corp. (b)	232,622
338	CAI International, Inc. (a)	7,841
		240,463

	Scientific Instrument Manufacturing - 0.56%
6,300	Galapagos NV (a)(b)	118,085
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.88%
1,400	Alibaba Group Holding Ltd. - ADR (a)(b)	145,516
4,190	Cohen & Steers, Inc.	176,315
3,652	Evercore Partners, Inc. - Class A	191,255
201	HCI Group, Inc.	8,691
753	Intercontinental Exchange, Inc.	165,126
3,500	Lundbergforetagen AB - Class B (b)	151,843
2,706	Morningstar, Inc.	175,105
750	Partners Group Holding AG (b)	218,392
127	Westwood Holdings Group, Inc.	7,851
		1,240,094

	Specialty Trade Contractors - 0.25%
993	SolarCity Corp. (a)	53,106
	Support Activities for Agriculture and Forestry - 0.03%
1,006	Organovo Holdings, Inc. (a)	7,294
	Telecommunications - 1.16%
450	IDT Corp. - Class B	9,139

The accompanying notes are an integral part of these financial statements.

12

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
493	Inteliquent, Inc.	$9,678
9,904	Ruckus Wireless, Inc. (a)	119,046
3,330	Ubiquiti Networks, Inc.	98,701
1,969	Vonage Holdings Corp. (a)	7,502
		244,066

	Transportation - 0.25%
2,500	Hopewell Highway Infrastructure Ltd. (b)	1,254
1,800	WestJet Airlines Ltd. (b)	51,685
		52,939

	Transportation Equipment Manufacturing - 1.23%
549	B/E Aerospace, Inc. (a)	31,853
2,215	Gentex Corp.	80,028
275	KLX, Inc. (a)	11,323
338	Tesla Motors, Inc. (a)	75,175
906	Triumph Group, Inc.	60,901
		259,280

	Truck Transportation - 0.26%
328	Celadon Group, Inc.	7,442
1,682	Swift Transportation Co. (a)	48,156
		55,598

	Utilities - 1.62%
6,786	ITC Holdings Corp.	274,358
1,609	Kinder Morgan, Inc.	68,077
		342,435

	Waste Management and Remediation Services - 0.43%
1,891	Clean Harbors, Inc. (a)	90,863
	Water Transportation - 0.38%
3,253	Hornbeck Offshore Services, Inc. (a)	81,227
	TOTAL COMMON STOCKS (Cost $17,249,708)	20,279,250

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 2.75%
	Administration and Support Services - 0.94%
4,902	The GEO Group, Inc.	197,845
	Funds, Trusts, and Other Financial Vehicles - 0.55%
3,451	RLJ Lodging Trust	115,712
	Real Estate - 1.26%
422	AmREIT, Inc.	11,200
712	Ashford Hospitality Trust, Inc.	7,462
6,753	DuPont Fabros Technology, Inc.	224,470
585	First Potomac Realty Trust	7,230
396	Getty Realty Corp.	7,211
814	Monmouth Real Estate Investment Corp.	9,011
		266,584

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $431,492)	580,141

The accompanying notes are an integral part of these financial statements.

13

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
	CLOSED-ENDED MUTUAL FUNDS - 0.70%
	Funds, Trusts, and Other Financial Vehicles - 0.70%
9,220	Ares Capital Corp.	$143,878
243	Hercules Technology Growth Capital, Inc.	3,616
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $163,018)	147,494

	RIGHTS - 0.07%
800	LVMH Moet Hennessy Louis Vuitton SA (a)(b)(c)	13,921
	TOTAL RIGHTS (Cost $9,910)	13,921

	WARRANTS - 0.00%
5,077	Indorama Ventures pcl (a)(b)(d)	-
6,600	Indorama Ventures pcl (a)(b)(d)	-
		-
	TOTAL WARRANTS (Cost $0)	-

	Total Investments (Cost $17,854,128) - 99.65%	21,020,806
	Other Assets in Excess of Liabilities - 0.35%	73,812
	TOTAL NET ASSETS - 100.00%	$ 21,094,618

	Percentages are stated as a percent of net assets.
	ADR American Depository Receipt
	(a) Non-income producing security.
	(b) Global security, as defined by the Fund's Investment Advisor.
	(c) Level 2 security. Please see Note 2 in the Notes to the Financial Statements.
	(d) Level 3 security. Please see Note 2 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

14

EntrepreneurShares Global Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

EntrepreneurShares Global Fund
Securities by Country
December 31, 2014

Country	Percent of Net Assets
United States	67.18%
United Kingdom	3.83%
France	3.78%
Australia	3.52%
Cayman Islands	3.18%
Philippines	1.91%
Sweden	1.81%
Netherlands	1.80%
Japan	1.67%
Denmark	1.50%
Brazil	1.17%
Bermuda	1.16%
Switzerland	1.03%
Hong Kong	0.87%
Spain	0.82%
Thailand	0.78%
Israel	0.70%
New Zealand	0.63%
Belgium	0.56%
Canada	0.50%
Luxembourg	0.44%
Mauritius	0.33%
Singapore	0.26%
Germany	0.22%
Total	99.65%

The accompanying notes are an integral part of these financial statements.

15

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 92.67%
	Accommodation - 0.89%
62,780	Extended Stay America, Inc.	$1,212,282
	Administrative and Support Services - 2.66%
13,933	Angie's List, Inc. (a)	86,803
8,590	EnerNOC, Inc. (a)	132,716
8,783	FireEye, Inc. (a)	277,367
10,116	Liquidity Services, Inc. (a)	82,648
1,021	The Priceline Group, Inc. (a)	1,164,154
24,937	TripAdvisor, Inc. (a)	1,861,796
		3,605,484

	Ambulatory Health Care Services - 0.31%
5,398	Bio-Reference Labs, Inc. (a)	173,438
8,018	LHC Group, Inc. (a)	250,001
		423,439

	Amusement, Gambling, and Recreation Industries - 0.90%
15,508	Las Vegas Sands Corp.	901,946
2,174	Wynn Resorts Ltd.	323,404
		1,225,350

	Apparel Manufacturing - 1.25%
8,780	Perry Ellis International, Inc. (a)	227,665
18,920	Under Armour, Inc. - Class A (a)	1,284,668
4,833	Zumiez, Inc. (a)	186,699
		1,699,032

	Broadcasting (except Internet) - 0.14%
28,475	Entravision Communications Corp. - Class A	184,518
	Building Material and Garden Equipment and Supplies Dealers - 0.83%
16,947	Lumber Liquidators Holdings, Inc. (a)	1,123,756
	Chemical Manufacturing - 11.74%
3,523	Abaxis, Inc.	200,212
3,819	Agios Pharmaceuticals, Inc. (a)	427,881
6,463	Alexion Pharmaceuticals, Inc. (a)	1,195,849
59,735	Corcept Therapeutics, Inc. (a)	179,205
54,200	CTI BioPharma Corp. (a)	127,912
19,085	Dyax Corp. (a)	268,335
7,062	Emergent Biosolutions, Inc. (a)	192,298
13,933	GenMark Diagnostics, Inc. (a)	189,628
43,323	Immunomedics, Inc. (a)	207,950
6,492	Insys Therapeutics, Inc. (a)	273,703
3,819	Karyopharm Therapeutics, Inc. (a)	142,945
4,582	KYTHERA Biopharmaceuticals, Inc. (a)	158,904
4,010	LSB Industries, Inc. (a)	126,074
12,026	Momenta Pharmaceuticals, Inc. (a)	144,793
68,114	Myriad Genetics, Inc. (a)	2,319,963

The accompanying notes are an integral part of these financial statements.

16

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
7,446	NewLink Genetics Corp. (a)	$295,978
17,178	POZEN, Inc. (a)	137,424
4,009	Receptos, Inc. (a)	491,143
4,470	Regeneron Pharmaceuticals, Inc. (a)	1,833,818
7,062	Sagent Pharmaceuticals, Inc. (a)	177,327
35,489	Seattle Genetics, Inc. (a)	1,140,262
10,116	Stemline Therapeutics, Inc. (a)	172,579
16,796	Supernus Pharmaceuticals, Inc. (a)	139,407
37,788	Synta Pharmaceuticals Corp. (a)	100,138
5,727	TESARO, Inc. (a)	212,987
18,091	United Therapeutics Corp. (a)	2,342,604
21,373	USANA Health Sciences, Inc. (a)(b)	2,192,656
16,605	Verastem, Inc. (a)	151,770
15,461	Xencor, Inc. (a)	247,994
34,926	XOMA Corp. (a)	125,384
		15,917,123

	Clothing and Clothing Accessories Stores - 1.15%
44,407	Urban Outfitters, Inc. (a)	1,560,018
	Computer and Electronic Product Manufacturing - 7.86%
8,399	Advanced Energy Industries, Inc. (a)	199,056
2,414	Ambarella, Inc. (a)(b)	122,438
9,030	Barracuda Networks, Inc. (a)	323,635
3,625	Cabot Microelectronics Corp. (a)(b)	171,535
1,800	GoPro, Inc. - Class A (a)	113,796
23,200	IPG Photonics Corp. (a)	1,738,144
13,360	Ixia (a)	150,300
13,216	IXYS Corp.	166,522
47,905	Kopin Corp. (a)	173,416
17,178	MaxLinear, Inc. - Class A (a)	127,289
21,376	Micrel, Inc.	310,166
19,157	Microchip Technology, Inc.	864,172
6,492	Natus Medical, Inc. (a)	233,972
6,872	Nimble Storage, Inc. (a)	188,980
8,000	NVIDIA Corp.	160,400
29,538	OmniVision Technologies, Inc. (a)	767,988
8,208	PDF Solutions, Inc. (a)	121,971
15,604	QUALCOMM, Inc. (b)	1,159,845
12,596	RealD, Inc. (a)	148,633
13,297	SanDisk Corp. (b)	1,302,840
20,899	Skullcandy, Inc. (a)	192,062
7,062	Super Micro Computer, Inc. (a)	246,323
6,492	Ultratech, Inc. (a)	120,492
49,342	Universal Display Corp. (a)	1,369,240
39,417	Violin Memory, Inc. (a)	188,807
		10,662,022

	Construction of Buildings - 1.10%
37,996	Meritage Homes Corp. (a)	1,367,476
6,109	William Lyon Homes - Class A (a)	123,829
		1,491,305

The accompanying notes are an integral part of these financial statements.

17

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
	Couriers and Messengers - 1.10%
8,581	FedEx Corp.	$1,490,176
	Credit Intermediation and Related Activities - 3.48%
11,452	The Bancorp, Inc. (a)	124,712
22,167	Capital One Financial Corp.	1,829,886
4,179	Credit Acceptance Corp. (a)	570,057
8,016	Customers Bancorp, Inc. (a)	155,991
22,763	First Republic Bank	1,186,408
8,590	Green Dot Corp. - Class A (a)	176,009
28,644	NewStar Financial, Inc. (a)	366,643
6,299	LendingTree, Inc. (a)	304,494
		4,714,200

	Data Processing, Hosting and Related Services - 1.51%
5,699	ExlService Holdings, Inc. (a)	163,618
40,124	Rackspace Hosting, Inc. (a)	1,878,205
		2,041,823

	Educational Services - 0.16%
2,864	Capella Education Co.	220,413
	Electrical Equipment, Appliance, and Component Manufacturing - 0.46%
36,111	Alpha & Omega Semiconductor Ltd. (a)(b)	319,582
11,452	TASER International, Inc. (a)	303,249
		622,831

	Electronics and Appliance Stores - 0.24%
13,092	PC Connection, Inc.	321,409
	Fabricated Metal Product Manufacturing - 0.13%
18,514	PGT, Inc. (a)	178,290
	Food and Beverage Stores - 1.06%
28,488	Whole Foods Market, Inc.	1,436,365
	Food Manufacturing - 3.01%
22,904	Ampio Pharmaceuticals, Inc. (a)	78,561
11,452	Boulder Brands, Inc. (a)	126,659
38,624	The Hain Celestial Group, Inc. (a)	2,251,393
13,658	J&J Snack Foods Corp.	1,485,581
31,681	TherapeuticsMD, Inc. (a)	140,980
		4,083,174

	Food Services and Drinking Places - 5.20%
8,208	The Chefs' Warehouse, Inc. (a)	189,112
9,320	Panera Bread Co. - Class A (a)	1,629,136
36,956	Papa John's International, Inc.	2,062,145
20,926	Starbucks Corp.	1,716,978
43,026	Texas Roadhouse, Inc.	1,452,558
		7,049,929

	General Merchandise Stores - 2.17%
10,169	Costco Wholesale Corp.	1,441,456

The accompanying notes are an integral part of these financial statements.

18

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
21,387	Dollar Tree, Inc. (a)	$1,505,217
		2,946,673

	Hospitals - 0.11%
6,682	Foundation Medicine, Inc. (a)	148,474
	Insurance Carriers and Related Activities - 1.26%
24,390	Molina Healthcare, Inc. (a)	1,305,597
5,726	National Interstate Corp.	170,635
2,561	The Navigators Group, Inc. (a)	187,824
6,870	Rightside Group Ltd. (a)	46,166
		1,710,222

	Leather and Allied Product Manufacturing - 0.74%
10,466	NIKE, Inc. - Class B	1,006,306
	Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.10%
9,544	RPX Corp. (a)	131,516
	Machinery Manufacturing - 0.11%
4,693	3D Systems Corp. (a)	154,259
	Management of Companies and Enterprises - 0.07%
10,116	Tile Shop Holdings, Inc. (a)	89,830
	Merchant Wholesalers, Durable Goods - 0.09%
40,558	Liberator Medical Holdings, Inc.	117,618
	Mining (except Oil and Gas) - 0.91%
39,653	Hi-Crush Partners LP	1,230,433
	Miscellaneous Manufacturing - 1.78%
17,752	CryoLife, Inc.	201,130
6,493	Exactech, Inc. (a)	153,040
63,025	Globus Medical, Inc. (a)	1,498,104
2,510	ICU Medical, Inc. (a)	205,569
14,888	Rockwell Medical, Inc. (a)	153,049
7,637	Vascular Solutions, Inc. (a)	207,421
		2,418,313

	Miscellaneous Store Retailers - 0.11%
10,478	Titan Machinery, Inc. (a)	146,063
	Motion Picture and Sound Recording Industries - 1.13%
4,500	Netflix, Inc. (a)	1,537,245
	Motor Vehicle and Parts Dealers - 1.00%
50,021	Sonic Automotive, Inc. - Class A	1,352,568
	Nonmetallic Mineral Product Manufacturing - 0.10%
7,636	Globe Specialty Metals, Inc.	131,568
	Nonstore Retailers - 1.07%
22,595	eBay, Inc. (a)	1,268,031
8,024	Zulily, Inc. - Class A (a)	187,762
		1,455,793

	Oil and Gas Extraction - 1.08%
1,338	Clayton Williams Energy, Inc. (a)	85,364
10,098	Devon Energy Corp.	618,099
14,316	Evolution Petroleum Corp.	106,368

The accompanying notes are an integral part of these financial statements.

19

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
10,499	Northern Oil and Gas, Inc. (a)	$59,319
18,896	Resolute Energy Corp. (a)	24,943
77,670	W&T Offshore, Inc.	570,098
		1,464,191

	Other Information Services - 4.30%
14,965	Facebook, Inc. - Class A (a)	1,167,569
1,118	Google, Inc. - Class A (a)	593,278
1,118	Google, Inc. - Class C (a)	588,515
28,857	IAC InterActive Corp.	1,754,217
13,551	Marchex, Inc. - Class B	62,199
6,490	Travelzoo, Inc. (a)	81,904
27,701	VeriSign, Inc. (a)	1,578,957
		5,826,639

	Personal and Laundry Services - 1.28%
8,971	Carriage Services, Inc.	187,942
68,027	Service Corp. International	1,544,213
		1,732,155

	Plastics and Rubber Products Manufacturing - 0.18%
4,201	AEP Industries, Inc. (a)	244,288
	Primary Metal Manufacturing - 0.92%
63,291	Steel Dynamics, Inc.	1,249,364
	Professional, Scientific, and Technical Services - 8.72%
8,208	Actua Corp. (a)	151,602
9,163	Albany Molecular Research, Inc. (a)	149,174
22,904	Ameresco, Inc. - Class A (a)	160,328
10,331	Aratana Therapeutics, Inc. (a)	184,098
14,506	Black Diamond, Inc. (a)	126,928
23,842	Cerner Corp. (a)	1,541,624
7,636	ChannelAdvisor Corp. (a)	164,785
6,870	Demand Media, Inc. (a)	42,044
6,109	HealthStream, Inc. (a)	180,093
4,772	Insperity, Inc.	161,723
3,246	Intrexon Corp. (a)	89,362
14,124	The KEYW Holding Corp. (a)	146,607
5,729	Liberty Tax, Inc. (a)	204,754
27,864	Lionbridge Technologies, Inc. (a)	160,218
16,797	LivePerson, Inc. (a)	236,838
6,872	Mistras Group, Inc. (a)	125,964
28,870	NetScout Systems, Inc. (a)	1,054,910
26,437	Pacific Biosciences of California, Inc. (a)	207,266
38,323	PAREXEL International Corp. (a)	2,129,226
30,900	PRA Group, Inc. (a)	1,790,037
12,596	Resources Connection, Inc.	207,204
4,675	Splunk, Inc. (a)	275,591
5,866	Synchronoss Technologies, Inc. (a)	245,551
33,550	Syntel, Inc. (a)	1,509,079
14,696	VASCO Data Security International, Inc. (a)	414,574

The accompanying notes are an integral part of these financial statements.

20

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
4,118	Virtusa Corp. (a)	$171,597
		11,831,177

	Publishing Industries (except Internet) - 4.24%
5,615	Ellie Mae, Inc. (a)	226,397
21,376	Jive Software, Inc. (a)	128,897
14,696	Marin Software, Inc. (a)	124,328
36,263	Martha Stewart Living Omnimedia, Inc. - Class A (a)	156,294
14,311	Model N, Inc. (a)	151,983
31,557	Oracle Corp.	1,419,118
1,202	Palo Alto Networks, Inc. (a)	147,329
41,754	Pegasystems, Inc.	867,231
4,887	Tableau Software, Inc. - Class A (a)	414,222
11,262	Tangoe, Inc. (a)	146,744
48,721	Twenty-First Century Fox, Inc. - Class A	1,871,130
3,818	Veeva Systems, Inc. - Class A (a)	100,833
		5,754,506

	Real Estate - 0.11%
9,736	TRI Pointe Homes, Inc. (a)	148,474
	Rental and Leasing Services - 1.41%
51,069	Air Lease Corp. (b)	1,752,177
7,062	CAI International, Inc. (a)	163,839
		1,916,016

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 5.58%
171	Ashford, Inc. (a)	16,074
31,562	Cohen & Steers, Inc.	1,328,129
27,506	Evercore Partners, Inc. - Class A	1,440,489
188,679	Fortress Investment Group LLC - Class A	1,513,206
3,678	HCI Group, Inc.	159,037
7,369	Intercontinental Exchange, Inc.	1,615,948
20,382	Morningstar, Inc.	1,318,919
2,753	Westwood Holdings Group, Inc.	170,190
		7,561,992

	Specialty Trade Contractors - 0.33%
8,397	SolarCity Corp. (a)	449,072
	Support Activities for Agriculture and Forestry - 0.11%
20,994	Organovo Holdings, Inc. (a)	152,207
	Telecommunications - 1.70%
9,450	IDT Corp. - Class B	191,930
10,307	Inteliquent, Inc.	202,326
83,612	Ruckus Wireless, Inc. (a)	1,005,016
25,082	Ubiquiti Networks, Inc.	743,431
41,031	Vonage Holdings Corp. (a)	156,328
		2,299,031

	Transportation Equipment Manufacturing - 2.99%
4,659	B/E Aerospace, Inc. (a)	270,315

The accompanying notes are an integral part of these financial statements.

21

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
49,000	Gentex Corp.	$1,770,370
2,330	KLX, Inc. (a)	96,092
2,586	Tesla Motors, Inc. (a)	575,152
19,882	Triumph Group, Inc.	1,336,468
		4,048,397

	Truck Transportation - 0.86%
6,872	Celadon Group, Inc.	155,926
35,510	Swift Transportation Co. (a)	1,016,651
		1,172,577

	Utilities - 1.98%
51,108	ITC Holdings Corp.	2,066,296
14,534	Kinder Morgan, Inc.	614,934
		2,681,230

	Waste Management and Remediation Services - 0.50%
14,245	Clean Harbors, Inc. (a)	684,472
	Water Transportation - 0.45%
24,500	Hornbeck Offshore Services, Inc. (a)	611,765
	TOTAL COMMON STOCKS (Cost $115,207,314)	125,667,373

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 4.88%
	Administration and Support Services - 1.10%
36,923	The GEO Group, Inc.	1,490,212
	Funds, Trusts, and Other Financial Vehicles - 1.88%
76,084	RLJ Lodging Trust	2,551,097
	Real Estate - 1.90%
8,878	AmREIT, Inc.	235,622
14,888	Ashford Hospitality Trust, Inc.	156,026
50,869	DuPont Fabros Technology, Inc.	1,690,886
12,215	First Potomac Realty Trust	150,977
8,304	Getty Realty Corp.	151,216
16,986	Monmouth Real Estate Investment Corp.	188,035
		2,572,762

	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $5,299,462)	6,614,071

	CLOSED-ENDED MUTUAL FUNDS - 0.91%
	Funds, Trusts, and Other Financial Vehicles - 0.91%
69,444	Ares Capital Corp.	1,083,673
10,269	Hercules Technology Growth Capital, Inc.	152,803
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $1,377,141)	1,236,476

	MONEY MARKET FUNDS - 1.56%
2,119,608	Fidelity Institutional Money Market Funds - Class I, 0.07% (e)	2,119,608
	TOTAL MONEY MARKET FUNDS (Cost $2,119,608)	2,119,608

The accompanying notes are an integral part of these financial statements.

22

Entrepreneur U.S. All Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Total Investments (Cost $124,003,525) - 100.02%	135,637,528
Liabilities in Excess of Other Assets - (0.02)%	(25,934)
TOTAL NET ASSETS - 100.00%	$ 135,611,594

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Global security, as defined by the Fund's Investment Advisor.
(e) Variable rate security. The rate listed is as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

23

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 97.75%
	Administrative and Support Services - 1.87%
1,310	The Priceline Group, Inc. (a)	$1,493,675
	Ambulatory Health Care Services - 1.85%
19,475	DaVita HealthCare Partners, Inc. (a)	1,475,037
	Amusement, Gambling, and Recreation Industries - 2.18%
22,926	Las Vegas Sands Corp.	1,333,376
2,738	Wynn Resorts Ltd.	407,305
		1,740,681

	Apparel Manufacturing - 4.10%
11,700	Cintas Corp.	917,748
34,670	Under Armour, Inc. - Class A (a)	2,354,093
		3,271,841

	Beverage and Tobacco Product Manufacturing - 2.57%
23,300	Brown Forman Corp.	2,046,672
	Chemical Manufacturing - 9.18%
3,525	Air Products and Chemicals, Inc.	508,411
5,089	Alexion Pharmaceuticals, Inc. (a)	941,617
12,500	Gilead Sciences, Inc. (a)	1,178,250
5,672	Regeneron Pharmaceuticals, Inc. (a)	2,326,938
18,253	United Therapeutics Corp. (a)	2,363,581
		7,318,797

	Clothing and Clothing Accessories Stores - 2.26%
51,256	Urban Outfitters, Inc. (a)	1,800,623
	Computer and Electronic Product Manufacturing - 10.13%
10,750	Danaher Corp.	921,382
1,000	GoPro, Inc. - Class A (a)	63,220
29,479	IPG Photonics Corp. (a)	2,208,567
37,006	Microchip Technology, Inc.	1,669,341
19,754	NVIDIA Corp.	396,068
19,950	QUALCOMM, Inc. (b)	1,482,883
13,650	SanDisk Corp. (b)	1,337,427
		8,078,888

	Couriers and Messengers - 1.49%
6,861	FedEx Corp.	1,191,481
	Credit Intermediation and Related Activities - 2.63%
25,380	Capital One Financial Corp.	2,095,119
	Food and Beverage Stores - 1.71%
27,044	Whole Foods Market, Inc.	1,363,558
	Food Manufacturing - 2.26%
17,850	The JM Smucker Co.	1,802,493
	Food Services and Drinking Places - 4.78%
10,311	Panera Bread Co. - Class A (a)	1,802,363

The accompanying notes are an integral part of these financial statements.

24

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
24,491	Starbucks Corp.	$2,009,486
		3,811,849

	General Merchandise Stores - 4.83%
9,570	Costco Wholesale Corp.	1,356,547
35,391	Dollar Tree, Inc. (a)	2,490,819
		3,847,366

	Hospitals - 1.49%
10,700	Universal Health Services, Inc. - Class B	1,190,482
	Insurance Carriers and Related Activities - 4.29%
27,950	Aflac, Inc.	1,707,466
40,670	Loews Corp.	1,708,953
		3,416,419

	Leather and Allied Product Manufacturing - 2.95%
24,478	NIKE, Inc. - Class B	2,353,560
	Merchant Wholesalers, Durable Goods - 1.15%
3,600	W.W. Grainger, Inc.	917,604
	Merchant Wholesalers, Nondurable Goods - 0.64%
4,425	Airgas, Inc.	509,671
	Mining (except Oil and Gas) - 1.28%
21,900	Freeport-McMoRan, Inc.	511,584
4,600	Martin Marietta Materials, Inc.	507,472
		1,019,056

	Miscellaneous Manufacturing - 1.29%
13,450	The Estee Lauder Companies, Inc. - Class A	1,024,890
	Motion Picture and Sound Recording Industries - 2.44%
5,700	Netflix, Inc. (a)	1,947,177
	Oil and Gas Extraction - 2.98%
26,650	Cabot Oil & Gas Corp.	789,106
12,946	Devon Energy Corp.	792,425
11,750	Helmerich & Payne, Inc.	792,185
		2,373,716

	Other Information Services - 6.19%
19,060	Facebook, Inc. - Class A (a)	1,487,061
1,452	Google, Inc. - Class A (a)	770,518
1,439	Google, Inc. - Class C (a)	757,490
33,704	VeriSign, Inc. (a)	1,921,128
		4,936,197

	Professional, Scientific, and Technical Services - 4.64%
29,214	Cerner Corp. (a)	1,888,977
40,214	Syntel, Inc. (a)	1,808,826
		3,697,803

	Publishing Industries (except Internet) - 4.90%
38,784	Oracle Corp.	1,744,117

The accompanying notes are an integral part of these financial statements.

25

Entrepreneur U.S. Large Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2014 (Unaudited)

Shares		Fair Value
56,383	Twenty-First Century Fox, Inc. - Class A	$2,165,389
		3,909,506

	Rental and Leasing Services - 0.79%
2,225	AMERCO	632,479
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.17%
8,458	Intercontinental Exchange, Inc.	1,854,755
22,672	Morningstar, Inc.	1,467,105
		3,321,860

	Support Activities for Transportation - 0.58%
10,300	Expeditors International of Washington, Inc.	459,483
	Telecommunications - 1.51%
40,519	Ubiquiti Networks, Inc.	1,200,983
	Transportation Equipment Manufacturing - 0.92%
3,294	Tesla Motors, Inc. (a)	732,619
	Utilities - 3.70%
53,454	ITC Holdings Corp.	2,161,145
18,634	Kinder Morgan, Inc.	788,405
		2,949,550

	TOTAL COMMON STOCKS (Cost $74,036,316)	77,931,135

	CLOSED-ENDED MUTUAL FUNDS - 2.00%
	Funds, Trusts, and Other Financial Vehicles - 2.00%
102,247	Ares Capital Corp.	1,595,565
	TOTAL CLOSED-ENDED MUTUAL FUNDS (Cost $1,826,131)	1,595,565

	MONEY MARKET FUNDS - 1.30%
1,038,116	Fidelity Institutional Money Market Funds - Class I, 0.07% (e)	1,038,116
	TOTAL MONEY MARKET FUNDS (Cost $1,038,116)	1,038,116

	Total Investments (Cost ($76,900,563) - 101.05%	80,564,816
	Liabilities in Excess of Other Assets - (1.05)%	(838,435)
	TOTAL NET ASSETS - 100.00%	$ 79,726,381

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) Global security, as defined by the Fund's Investment Advisor.
	(e) Variable rate security. The rate listed is as of December 31, 2014.

The accompanying notes are an integral part of these financial statements.

26

EntrepreneurShares Series Trust

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014 (Unaudited)

	EntrepreneurShares Global Fund	Entrepreneur U.S. All Cap Fund	Entrepreneur U.S. Large Cap Fund
ASSETS:
Investments, at fair value(1)	$21,020,806	$135,637,528	$80,564,816
Receivable for investments sold	407,829	—	18,884,851
Dividend and interest receivable	21,359	81,120	23,689
Receivable from Fund shares sold	—	—	29,074
Other assets	9,282	14,097	13,515
Total Assets	21,459,276	135,732,745	99,515,945

LIABILITIES:
Payable for investments purchased	—	—	19,718,874
Payable to Custodian	310,030	—	—
Payable to Investment Advisor	15,806	81,377	39,123
Payable to Trustees	3,262	4,128	690
Other accrued expenses	35,560	35,646	30,877
Total Liabilities	364,658	121,151	19,789,564

NET ASSETS	$21,094,618	$135,611,594	$79,726,381

NET ASSETS CONSIST OF:
Capital stock	$18,260,132	$125,002,783	$76,765,826
Unrealized appreciation (depreciation) on:
Investments	3,166,678	11,634,003	3,664,253
Foreign Currency	(1,103)	—	—
Accumulated net investment income (loss)	(64,190)	(11,489)	3,264
Accumulated net realized loss	(266,899)	(1,013,703)	(706,962)

Total Net Assets	$21,094,618	$135,611,594	$79,726,381

NET ASSETS CONSIST OF:

Class Institutional Shares:
Net assets	$21,094,618	$135,611,594	$79,726,381

Shares outstanding	1,826,956	12,499,671	7,672,819

Net Asset Value, Offering and Redemption Price Per share(2) (Unlimited shares of no par value authorized)	$11.55	$10.85	$10.39

(1) Cost of investments	$17,854,128	$124,003,525	$76,900,563
(2) If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within five days of purchase.

The accompanying notes are an integral part of these financial statements.

27

EntrepreneurShares Series Trust

STATEMENT OF OPERATIONS

For the period ended December 31, 2014 (Unaudited)

	EntrepreneurShares Global Fund	Entrepreneur U.S. All Cap Fund	Entrepreneur U.S. Large Cap Fund
INVESTMENT INCOME:
Dividend income*	$133,409	$614,601	$342,500
Interest income	—	696	225
	133,409	615,297	342,725

EXPENSES:
Investment advisory fees	145,293	498,591	250,473
Custody fees	20,936	3,172	2,132
Fund accounting fees	16,968	26,188	13,976
Transfer agent and shareholder service fees	12,848	14,300	13,188
Directors’ fees	9,156	5,164	3,960
Other fees	8,388	8,972	3,680
Professional fees	8,736	8,908	14,636
Federal and state registration fees	7,880	3,008	5,704
Administration fees	4,968	23,780	14,092
Printing and mailing fees	76	888	736
Total expenses	235,249	592,971	322,577
Expense reimbursement	(37,650)	(27,901)	(33,569)
Net expenses	197,599	565,070	289,008
NET INVESTMENT INCOME (LOSS)	(64,190)	50,227	53,717
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments transactions	(265,184)	(270,442)	(706,962)
Net realized loss on foreign currency transactions	(680)	—	—
Change in unrealized appreciation (depreciation) on investments	(197,524)	2,408,945	3,677,095
Change in unrealized depreciation on foreign currency	(1,184)	—	—
Net gain (loss) on investments	(464,572)	2,138,503	2,970,133
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(528,762)	$2,188,730	$3,023,850
*Net of foreign tax withheld of:	$6,089	$—	$—

The accompanying notes are an integral part of these financial statements.

28

EntrepreneurShares Series Trust

STATEMENT OF CHANGES IN NET ASSETS

	EntrepreneurShares Global Fund		Entrepreneur U.S. All Cap Fund
	PERIOD ENDED December 31, 2014	YEAR ENDED June 30, 2014	PERIOD ENDED December 31, 2014	PERIOD FROM December 17, 2013[1] to June 30, 2014
	(Unaudited)		(Unaudited)

OPERATIONS:
Net investment income (loss)	$(64,190)	$(60,807)	$50,227	$64,001
Net realized gain (loss) on investment transactions and foreign currency	(265,864)	3,660,674	(270,442)	(743,262)
Change in unrealized appreciation (depreciation) on investments and foreign currency	(198,708)	373,699	2,408,945	9,225,058
Net increase (decrease) in net assets resulting from operations	(528,762)	3,973,566	2,188,730	8,545,797
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Institutional	25,000	28,750	12,500	52,780,598
Proceeds from shares issued in transfer in-kind[2]	—	—	—	72,116,070
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	1,895,169	1,030,818	60,861	64,850
Payment for shares redeemed - Institutional	(2,371,722)	(1,863,166)	(12,096)	(20,000)
Net increase (decrease) in net assets from capital share transactions	(451,553)	(803,598)	61,265	124,941,518
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
Distributions from ordinary income - Institutional	—	—	(60,866)	(64,850)
Distributions from realized gains - Institutional	(2,327,121)	(1,320,303)	—	—
Total dividends and distributions	(2,327,121)	(1,320,303)	(60,866)	(64,850)
INCREASE (DECREASE) IN NET ASSETS	(3,307,436)	1,849,665	2,189,129	133,422,465

NET ASSETS:
Beginning of Period	24,402,054	22,552,389	133,422,465	—
End of Period*	$21,094,618	$24,402,054	$135,611,594	$133,422,465
*Including undistributed net investment loss of:	$(64,190)	$—	$(11,489)	$(849)

1 The Entrepreneur U.S. All Cap Fund commenced operations on December 17, 2013.  See Note 1 in Notes to the Financial Statements.

2 See Note 9 in Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

29

EntrepreneurShares Series Trust

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Entrepreneur U.S. Large Cap Fund
	PERIOD ENDED December 31, 2014	PERIOD FROM June 30, 2014[1] to June 30, 2014
	(Unaudited)
OPERATIONS:
Net investment income	$53,717	$—
Net realized loss on investment transactions	(706,962)	—
Change in unrealized appreciation (depreciation) on investments	3,677,095	(12,842)
Net increase (decrease) in net assets resulting from operations	3,023,850	(12,842)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold - Institutional	1,851,500	15,518,169
Proceeds from shares issued in transfer in-kind[2]	—	59,495,243
Proceeds from shares issued to holders in reinvestment of dividends - Institutional	50,450	—
Payment for shares redeemed - Institutional	(149,536)	—
Net increase in net assets from capital share transactions	1,752,414	75,013,412
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	—	—
Distributions from ordinary income - Institutional	(50,453)	—
Total dividends and distributions	(50,453)	—
INCREASE IN NET ASSETS	4,725,811	75,000,570

NET ASSETS:
Beginning of Period	75,000,570	—
End of Period*	$79,726,381	$75,000,570
*Including undistributed net investment income of:	$3,264	$—

1 The U.S. Large Cap Fund commenced operations on June 30, 2014.  See Note 1 in Notes to Financial Statements.

2 See Note 9 in Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

30

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

	EntrepreneurShares Global Fund
	PERIOD ENDED DEC. 31, 2014		YEAR ENDED JUNE 30, 2014	YEAR ENDED JUNE 30, 2013		YEAR ENDED JUNE 30, 2012		PERIOD FROM NOV. 11, 2010(1) TO JUNE 30, 2011
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$13.19		$11.82	$10.15		$11.23		$10.00
Income (loss) from investment operations:
Net investment loss(2)	(0.04)		(0.03)	(0.02)		(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	(0.20)		2.10	1.77		(1.06)		1.29
Total from investment operations	(0.24)		2.07	1.75		(1.07)		1.25
Less distributions:
Dividends from net investment income	—		—	—		—		(0.02)
Distributions from net realized capital gains	(1.40)		(0.70)	(0.08)		(0.01)		—
Return of capital	—		—	—		(0.00	)(3)	—
Total distributions	(1.40)		(0.70)	(0.08)		(0.01)		(0.02)
Net asset value, end of period	$11.55		$13.19	$11.82		$10.15		$11.23
Total return(4)	-1.94%	(5)	17.67%	17.33%		-9.55%		12.50%	(5)
Supplemental data and ratios:
Net assets, end of period (000's)	$21,095		$24,402	$22,552		$15,606		$16,309
Ratio of expenses to average net assets	1.70%	(6)(8)	1.70% (8)	1.71%	(8)(9)	1.70%	(8)	1.70%	(6)(7)(8)
Ratio of net investment loss to average net assets	-0.55%	(6)(8)	-0.25% (8)	-0.21%	(8)(10)	-0.13%	(8)	-0.60%	(6)(7)(8)
Portfolio turnover rate	6.06%	(5)	63.88%	13.53%		18.83%		32.87%	(5)

(1)	The Fund commenced operations on November 11, 2010.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(5)	Not annualized.
(6)	Annualized.
(7)	Including interest expense increases the ratio by 0.07%.
(8)	Net of fees waived of 0.32% for the period ended December 31, 2014 and 0.54%, 0.63%, 1.21% and 1.03% for the years ended June 2014, 2013 and 2012 and the period ended June 30, 2011, respectively.
(9)	Includes expenses related to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these expenses, the ratio would have been 1.70%.
(10)	Includes income and expenses attributed to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these, the ratio would have been -0.20%.

The accompanying notes are an integral part of these financial statements.

31

Entrepreneur U.S. All Cap Fund

FINANCIAL HIGHLIGHTS (Continued)

	Entrepreneur U.S. All Cap Fund
	PERIOD ENDED DEC. 31, 2014		PERIOD FROM DEC. 17, 2013(1) TO JUNE 30, 2014
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$10.68		$10.00
Income from investment operations:
Net investment income(2)	0.00	(3)	0.01
Net realized and unrealized gain on investments	0.17		0.68
Total from investment operations	0.17		0.69
Less distributions:
Dividends from net investment income	(0.00	)(3)	(0.01)
Total distributions	(0.00	)(3)	(0.01)
Net asset value, end of period	$10.85		$10.68
Total return(4)	1.64%	(5)	6.85%	(5)
Supplemental data and ratios:
Net assets, end of period (000's)	$135,612		$133,422
Ratio of expenses to average net assets	0.85%	(6)(7)	0.85%	(6)(7)
Ratio of net investment income to average net assets	0.08%	(6)(7)	0.09%	(6)(7)
Portfolio turnover rate	7.16%	(5)	55.16%	(5)(8)

(1)	The Fund commenced operations on December 17, 2013.
(2)	Net investment income per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(5)	Not annualized.
(6)	Annualized.
(7)	Net of fees waived of 0.04% and 0.12% for the periods ended December 31, 2014 and June 30, 2014, respectively.
(8)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

32

Entrepreneur U.S. Large Cap Fund

FINANCIAL HIGHLIGHTS (Continued)

	Entrepreneur U.S. Large Cap Fund
	PERIOD ENDED DEC. 31, 2014		PERIOD FROM JUNE 30, 2014(1) TO JUNE 30, 2014
	(Unaudited)

Per Share Data:
Net asset value, beginning of period	$10.00		$10.00	(2)
Income from investment operations:
Net investment income(3)	0.01		—
Net realized and unrealized gain (loss) on investments	0.39		(0.00	)(4)
Total from investment operations	0.40		(0.00	)(4)
Less distributions:
Dividends from net investment income	(0.01)		—
Total distributions	(0.01)		—
Net asset value, end of period	$10.39		$10.00
Total return(5)	4.06%	(6)	–%	(6)
Supplemental data and ratios:
Net assets, end of period (000's)	$79,726		$75,001
Ratio of expenses to average net assets	0.75%	(7)(8)	0.00%	(6)(8)(9)
Ratio of net investment income to average net assets	0.14%	(7)(8)	0.00%	(6)(8)(9)
Portfolio turnover rate	36.73%	(6)	0.00%	(6)(10)

(1)	The Fund commenced operations on June 30, 2014.
(2)	The initial purchase of shares of the U.S. Large Cap Fund were executed at this price.
(3)	Net investment income per share has been calculated based on average shares outstanding during the period.
(4)	Amount is less than $0.01 per share.
(5)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(6)	Not annualized.
(7)	Annualized.
(8)	Net of fees waived of 0.09% and less than 0.01% for the periods ended December 31, 2014 and June 30, 2014, respectively.
(9)	Amount is based on a one-day fiscal year and is not indicative of future Fund expenses or income.
(10)	Excludes the value of portfolio securities received as a result of in-kind purchases.

The accompanying notes are an integral part of these financial statements.

33

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (Unaudited)

1. ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Global Fund”), the Entrepreneur U.S. All Cap Fund (the “U.S. All Cap Fund”) and the Entrepreneur U.S. Large Cap Fund (the “U.S. Large Cap Fund”) (each a “Fund”, together, the “Funds”) are classified as a “diversified” series, as defined in the 1940 Act. The Global Fund commenced operations on November 11, 2010. The U.S. All Cap Fund commenced operations on December 17, 2013. The U.S. Large Cap Fund commenced operations on June 30, 2014.

The investment goal of the Global Fund is to seek long-term capital appreciation. The Global Fund seeks these investment results through active principles-based securities selection. The Global Fund mainly invests in equity securities of global companies with market capitalizations that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, the Global Fund’s investment advisor.

The investment goal of the U.S. All Cap Fund is to seek long-term capital appreciation. The U.S. All Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the Russell 2000 Index. The U.S. All Cap Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalization that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. All Cap Fund’s investment advisor.

The investment goal of the U.S. Large Cap Fund is to seek long-term capital appreciation. The U.S. Large Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the S&P 500 Index, through active principles-based securities selection. The U.S Large Cap Fund mainly invests in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possesses entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. Large Cap Fund’s investment advisor.

The Funds all currently offer one share class, the Institutional Class. Effective June 29, 2012 the Global Fund ceased offering its Class A shares to the public. The remaining Class A shares were converted into Retail shares. Effective January 10, 2013 the Global Fund ceased offering its Retail shares to the public. The remaining Retail shares were converted into Institutional shares. As described in the Global Fund’s prospectus, the Institutional Class shares do not have a 12b-1 fee.

2. SUMMARY OF SIGNIFICANT ACCOUNT POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Investment Valuations

The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (NAV) of the Funds’ shares, securities that are listed on a national securities exchange (other than The Nasdaq OMX Group, Inc., referred to as NASDAQ) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the Nasdaq Official Closing Price. Securities price information on listed stocks is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price. Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the OTC market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”).

34

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value. Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the SEC); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determines its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax

The Funds intend to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2014. The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations. During the year ended June 30, 2014, the Funds did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities. As of June 30, 2014, open Federal tax years include the tax years ended June 30, 2012, 2013 and 2014 for the Global Fund and 2014 for the U.S. All Cap Fund and U.S. Large Cap Fund. The Funds have no examination in progress.

Fair Value Measurement

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

35

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;
Level 2:	Other significant observable inputs, other than quoted prices included in Level 1, that are observable for the asset, either directly or indirectly, these inputs may include quoted prices for the identical instrument on incentive market, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;
Level 3:	Unobservable inputs for the assets to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of December 31, 2014.

Global Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stock	$20,268,294	$10,956	$—	$20,279,250
Real Estate Investment Trusts	580,141	—	—	580,141
Closed-Ended Mutual Funds	147,494	—	—	147,494
Rights	—	13,921	—	13,921
Warrants	—	—	—	—
Total Investments	$20,995,929	$24,877	$—	$21,020,806

Transfers out of Level 1 into Level 2		$10,956

Transfers were made out of Level 1 into Level 2 due to a decrease in market activity.

Transfers between levels are recognized at the end of the reporting period.

36

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description	Investments in Securities
Balance as of June 30, 2014	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases/acquisitions	—	+
Net sales	—
Transfer in and/or out of Level 3	—
Balance as of December 31, 2014	$—	+

Description	Fair Value at 12/31/2014		Valuation Techniques	Unobservable Input	Range
Warrants	-	+	Market Comparables	No active market	$0.00-$0.00

There is no active market for the Level 3 securities, so a conservative value is being assigned until such time as a market exists.

U.S All Cap Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stock	$125,667,373	$—	$—	$125,667,373
Real Estate Investment Trusts	6,614,071	—	—	6,614,071
Closed-Ended Mutual Funds	1,236,476	—	—	1,236,476
Money Market Funds	2,119,608	—	—	2,119,608
Total Investments	$135,637,528	$—	$—	$135,637,528

U.S. Large Cap Fund
Investments at Value*	Level 1	Level 2	Level 3	Total
Common Stock	$77,931,135	$—	$—	$77,931,135
Closed-Ended Mutual Funds	1,595,565	—	—	1,595,565
Money Market Funds	1,038,116	—	—	1,038,116
Total Investments	$80,564,816	$—	$—	$80,564,816

_______________

*   For further information regarding security characteristics, please see the Schedule of Investments.

+   Amount is less than $0.50.

The U.S. All Cap Fund and the U.S. Large Cap Fund did not hold any Level 3 securities during the period ended December 31, 2014. There were no transfers of securities in between levels during the period ended December 31, 2014 in the U.S. All Cap Fund or the U.S. Large Cap Fund. The Funds did not hold any derivate instruments during the period ended December 31, 2014.

Distribution to Shareholders

The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

37

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Foreign Currency Transactions

The Funds’ books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations reflected as net realized and unrealized gain or loss on foreign currency translation.

Investment Transactions and Investment Income

Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Net realized gains or losses are determined using the best tax identification method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3. AGREEMENTS

Global Fund’s Investment Advisory Agreement

Western Capital Advisor, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund. These services are provided under the terms of an investment advisory agreement between the Trust and Western Capital Advisors, pursuant to which Western Capital Advisors receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

Through November 1, 2015, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund. Western Capital Advisor shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Western Capital Advisors. Western Capital Advisor has waived $37,650, which expires on June 30, 2018, $133,223, which expires on June 30, 2017, $131,603, which expires on June 30, 2016, $204,253, and which expires on June 30, 2015.

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”). Under the terms of this sub-advisory agreement, Weston Capital Advisor, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets. Certain officers of Weston Capital Advisor are also officers of the Sub-Advisor. Mr. Shulman is a majority owner of both Weston Capital Advisor and the Sub-Advisor.

U.S. All Cap Fund and U.S. Large Cap Fund Investment Advisory Agreement

Capital Impact Advisors, LLC, a related party of the U.S. All Cap Fund and the U.S. Large Cap Fund, oversees the performance of the U.S. All Cap Fund and the U.S. Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the U.S. All Cap Fund and the U.S. Large Cap Fund. These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the U.S. All Cap Fund’s average net assets and 0.65% of the U.S. Large Cap Fund’s average net assets.

38

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Through November 1, 2015 for the U.S. All Cap Fund and the U.S. Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the U.S. All Cap Fund and the U.S. Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the U.S. All Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the U.S. All Cap Fund and 0.75% per annum of net assets attributable to shares of the U.S. Large Cap Fund. Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the U.S. All Cap Fund or the U.S. Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the U.S. All Cap Fund and the U.S. Large Cap Fund are not obligated to pay any such reimbursed fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC. Capital Impact Advisors, LLC has waived $27,901 and $35,569 relating to the U.S. All Cap Fund and the U.S. Large Cap Fund, respectively, which will expire on June 30, 2018, and $83,817 and $4,000 relating to the U.S. All Cap Fund and the U.S. Large Cap Fund, respectively, which will expire June 30, 2017.

4. DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and Class A shares (not available for sale at this time) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the relevant classes of Funds’ shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares. Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class shares and Class A shares and may cost the shareholder more than paying other types of sales charges. The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5. INCOME TAXES

The tax character of distributions paid during the periods ended June 30, 2014 and December 31, 2014 was as follows:

Global Fund

	Ordinary Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
December 31, 2014	$—	$96,145	$2,230,976	$2,327,121
June 30, 2014	$174,622	$—	$1,145,681	$1,320,303

U.S. All Cap Fund

	Ordinary Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
December 31, 2014	$60,866	$—	$—	$60,866
June 30, 2014	$64,850	$—	$—	$64,850

U.S. Large Cap Fund

	Ordinary Income	Short-Term Capital Gain	Long-Term Capital Gain	Total
December 31, 2014	$50,453	$—	$—	$50,453
June 30, 2014	$—	$—	$—	$—

39

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The following table shows the reclassifications made:

Global Fund

Period Ended	Paid in Capital	Accumulated Net Investment Loss	Accumulated Realized Gain (Loss)
June 30, 2014	$—	$103,039	$(103,039)

U.S. All Cap Fund

Period Ended	Paid in Capital	Accumulated Net Investment Loss	Accumulated Realized Gain (Loss)
June 30, 2014	$—	$—	$—

U.S. Large Cap Fund

Period Ended	Paid in Capital	Accumulated Net Investment Loss	Accumulated Realized Gain (Loss)
June 30, 2014	$—	$—	$—

The permanent differences relate primarily to foreign currency reclassifications, REIT and partnership adjustments and reclassification of net operating losses.

As of June 30, 2014, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

	Global Fund	U.S. All Cap Fund	U.S. Large Cap Fund
Cost of Investments	$20,865,921	$123,052,008	$74,558,643
Unrealized appreciation	5,120,586	12,005,070	14,398
Unrealized depreciation	(1,756,900)	(2,780,102)	(27,240)
Net unrealized appreciation (depreciation)	3,363,686	9,224,968	(12,842)
Undistributed ordinary income	96,137	—	—

Undistributed long-term capital gain	2,230,459	—	—
Distributable income	2,326,596	—	—
Other accumulated gain (losses)	87	(744,021)	—
Total accumulated gain (losses)	$5,690,369	$8,480,947	$(12,842)

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales.

As of June 30, 2014, the Fund had no capital loss carry forwards which could be used to offset future gains.

At June 30, 2014 the Funds had deferred qualified late year ordinary losses of:

Global Fund	$—
U.S. All Cap Fund	$1,573
U.S. Large Cap Fund	$—

At June 30, 2014 the Funds had deferred qualified post October losses of:

Global Fund	$—
U.S. All Cap Fund	$742,448
U.S. Large Cap Fund	$—

40

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

6. CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series. Currently the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

	Period Ended December 31, 2014	Year Ended June 30, 2014
Global Fund
Institutional Class
Shares sold	1,922	2,220
Shares issued in reinvestment of dividends	162,396	80,533
Shares redeemed	(186,750)	(142,146)
Net decrease	(22,432)	(59,393)
Shares outstanding
Beginning of year	1,849,388	1,908,781
End of period	1,826,956	1,849,388

U.S. All Cap Fund
Institutional Class
Shares sold	1,201	12,489,810
Shares issued in reinvestment of dividends	5,538	6,206
Shares redeemed	(1,133)	(1,951)
Net increase	5,606	12,494,065
Shares outstanding
Beginning of year	12,494,065	—
End of period	12,499,671	12,494,065

U.S. Large Cap Fund
Institutional Class
Shares sold	181,301	7,501,341
Shares issued in reinvestment of dividends	4,782	—
Shares redeemed	(14,605)	—
Net increase	171,478	7,501,341
Shares outstanding
Beginning of year	7,501,341	—
End of period	7,672,819	7,501,341

7. RELATED PARTIES

At December 31, 2014, certain officers of the Trust were also employees of the Advisors. However, these officers were not compensated directly by the Funds. In addition, refer to Note 3, agreements.

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At December 31, 2014, for the benefit of its shareholders, FP Capital EntrepreneurShares, an affiliate of the Global Fund, held 75.4% of the total Global Fund shares outstanding. At December 31, 2014, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. All Cap Fund, held 97.6% of the total U.S. All Cap Fund shares outstanding. At December 31, 2014, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. Large Cap Fund, held 97.8% of the total U.S. Large Cap Fund shares outstanding.

41

EntrepreneurShares Series Trust

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

9. INVESTMENT TRANSACTIONS

During the period ended December 31, 2014, the aggregate purchases and sales of securities (excluding in-kind transactions and short-term investments) were:

	Global Fund	U.S. All Cap Fund	U.S. Large Cap Fund
Purchases:	$1,305,932	$9,486,419	$30,115,974
Sales:	$1,883,326	$9,340,078	$28,046,580

U.S. All Cap Fund

On December 17, 2013, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for the Fund shares issued (“transfer in-kind”) for the net transfer in-kind of $72,116,070, which is excluded from the purchase and sales information above.

U.S. Large Cap Fund

On June 30, 2014, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for the Fund shares issued (“transfer in-kind”) for the net transfer in-kind of $59,495,243, which is excluded from the purchase and sales information above. This was comprised of investments with fair value as of June 30, 2014 (the last business day of the period) of $59,495,243, as the transaction was effective and recorded on June 30, 2014 and settled on July 2, 2014.

10. FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U. S. The foreign markets in which the Global Fund invests in are sometimes open on days when the NYSE is not open and the Global Fund does not calculate its net asset value (NAV), and sometimes are not open on days when the Global Fund does calculate its NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Global Fund calculates its NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Global Fund calculate its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability. The risks of foreign investments are typically greater in emerging and less developed markets.

11. SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

42

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Unaudited)

1. RENEWAL OF INVESTMENT ADVISORY AGREEMENT DISCLOSURE GLOBAL FUND

On August 21, 2014, the Board of Trustees of EntrepreneurShares Series Trust approved the investment advisory agreement between the EntrepreneurShares Global Fund (the “Global Fund”) and Weston Capital Advisors, LLC (the “Weston Capital”). The Board also approved a sub-advisory agreement between the Advisor and EntrepreneurShares, LLC (the “Sub-Advisor”) under which Weston Capital agreed to delegate portfolio management decisions, including purchasing and selling portfolio securities, to the Sub-Advisor. Under the sub-advisory agreement, Weston Capital agreed to compensate the Sub-Advisor for its services from it own assets, not those of the Global Fund.

Prior to approving the agreements, the Board considered:

•	The nature, extent and quality of the services provided by Weston Capital and the Sub-Advisor.
•	The investment performance of the Global Fund since its inception.
•	The cost of the services provided and profits realized by Weston Capital from its relationship with the Global Fund.
•	The extent to which economies of scale would be realized as the Global Fund grows and whether fee levels reflect any such economies of scale.
•	The expense ratio of the Global Fund.

In considering the nature, extent and quality of the services to be provided by Weston Capital and EntrepreneurShares, LLC, the Board considered the performance of the Global Fund versus the MSCI The World Index, the Global Fund’s benchmark; and the Small Cap Growth Fund peer group, the Global Fund’s Morningstar assigned peer group; and the Morningstar Foreign Small/Mid Cap Fund peer group. It was noted that the information was used for multiple peer groups because Morningstar does not have a “world” peer group. The peer groups were selected by picking asset ranges that put the Global Fund in the middle of the groups. For the Small Cap Growth Fund peer group, assets ranged from $1 to $48 million. For the Foreign Small/Mid Cap Fund peer group, assets ranged from $2 to $65 million. The materials included comparisons of average returns since the Global Fund’s inception. These materials showed that the Global Fund had underperformed its benchmark and the Small Cap Growth Fund peer group, but had outperformed the Foreign Small/Mid Cap Fund peer group.

Next the Board discussed the profitability of Weston Capital. The Board compared Weston Capital’s contractual investment advisory fee and net advisory fee to those of the Morningstar peer groups analyzed. Per the Morningstar Analysis, the range for advisory fees in the Small Cap Growth category was 0.400 – 1.250%, and the range for advisory fees in the Foreign Small/Mid Cap category was 0.500 – 1.250%. The Global Fund’s gross advisory fee is 1.250%, which is above the Small Cap Growth category average of 0.919%, and also above the Foreign Small/Mid Cap category average of 0.947%. During the fiscal year ended June 30, 2014, Weston Capital received net advisory fees equal to $175,824, or 0.58% of the Global Fund’s average daily net assets.

Next the Board discussed the total expense ratio of the Global Fund compared to that of the Morningstar peer groups analyzed. Per the Morningstar Analysis, the Global Fund’s net expense ratio of 1.700%, for the fiscal year ended June 30, 2014, was above the Small Cap Growth category average expense ratio of 1.250%, and above the Foreign Small/Mid Cap category average expense ratio of 1.328%.

The Board then considered how economies of scale would be relevant as the Fund grows, noting, that the overall structure is scalable, but that the Advisory fee does not contain breakpoints. The Board considered the expense ratio comparison previously discussed. It was noted that there is no other revenue to the Advisor from its relationship with the Fund. The Board considered the factors above and noted that an Executive Session was not necessary.

The Board then considered the overall expense structure of the Global Fund. It noted that the expense ratio was slightly higher than the average of both peer groups, but that the difference was not significant. After some discussion, the Board concluded that the expense ratio was reasonable. The Board then determined that the quality of the review and the materials was adequate. They noted that they did not place more emphasis on any one particular aspect of the discussion, but considered them together.

43

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)(Unaudited)

2. ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

Name, Address and Birth Year	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years

Dr. Stephen Sohn	Trustee	Since 2010	Chairman – Quantum	3	None
40 Grove St. Suite 200			Aesthetic Surgery Inc.
Wellesly Hills, MA 02482
Birth year: 1944

Thomas T. Stallkamp	Trustee	Since 2010	Founder/Principal	3	None
40 Grove St. Suite 200			Collaborative
Wellesly Hills, MA 02482			Management; Former
Birth year: 1947			CEO Chairman – MSX
International
(automotive consulting)
(2003 to 2004)

George R. Berbeco	Trustee	Since 2010	Chairman – Bay Colony	3	None
40 Grove St. Suite 200			Development
Wellesly Hills, MA 02482			Corporation; Former
Birth year: 1944			President – Devon
Group and General
Partner – Devon Capital
Partners, LP.
(information systems
consulting) (2005 to2009)

Joel M. Shulman, CFA(2)	President and	Since 2010	Member of the Advisor	3	None
40 Grove St. Suite 200	Trustee		and the Sub-Advisor
Wellesly Hills, MA 02482			since 2010; Chief
Birth year: 1955			Executive Officer of the
Sub-Advisor since
2010; Tenured
professor at Babson College.

David Cragg	Secretary,	Since 2010	Member and Chief	N/A	N/A
40 Grove St. Suite 200	Treasurer and		Compliance Officer the
Wellesly Hills, MA 02482	Chief		Advisor since 2010.
Birth year: 1969	Compliance		Former Chief Financial
	Officer		Officer and Chief
Operating Officer of the
Leuthold Group
(institutional research)
(1999 to 2009)

44

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION (Continued)(Unaudited)

(1) Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Fund’s Trustees and is available free of charge upon request by call the Fund toll free at 1.877.271.8811.

3. SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

Global Fund

For the year ended June 30, 2014, 77.09% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Global Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Global Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. All Cap Fund

For the year ended June 30, 2014, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. All Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. All Cap Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

4. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.877.271.8811. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

5. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov). The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available, without charge, upon request, by calling 1.877.271.8811 and on the SEC’s website (http://www.sec.gov).

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EntrepreneurShares Global Fund Investment Advisor

Weston Capital Advisors, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

EntrepreneurShares Global Fund Investment Sub-Advisor

EntrepreneurShares, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund Investment Advisor

Capital Impact Advisors, LLC

470 Atlantic Avenue, Suite #400

Boston, MA 02210

Independent Public Accounting Firm

McGladrey LLP

80 City Square

Boston, MA 02129

Custodian

U.S. Bank, N.A.

1555 N. RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

Administrator, Accountant, Transfer Agent

And Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EntrepreneurShares Series Trust

By (Signature and Title)* /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date February 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dr. Joel M. Shulman

Dr. Joel M. Shulman, President

Date   February 20, 2015

By (Signature and Title)* /s/ David Cragg

David Cragg, Treasurer

Date February 20, 2015

* Print the name and title of each signing officer under his or her signature.